Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Total New Enterprise Stone & Lime Co. Inc. (Deficit) Equity	Accumulated Deficit	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Stock, Class A	Common Stock, Class B
Balance at Feb. 28, 2010	$ (98,872)	$ (101,220)	$ (99,644)		$ (1,576)	$ 2,348
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(5,773)	(6,968)	(6,968)			1,195
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	173	173			173
Change in Redeemable Common Stock	53,077	53,077	53,077
Subsidiary interest adjustments	(34)					(34)
Distribution to noncontrolling interest	(1,641)					(1,641)
Balance at Feb. 28, 2011	(53,070)	(54,938)	(53,535)		(1,403)	1,868
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(25,429)	(26,249)	(26,249)			820
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	(778)	(778)			(778)
Change in Redeemable Common Stock	3,005	3,005	3,005
Elimination of put right	127,236	127,236		126,964			21	251
Distribution to noncontrolling interest	(1,096)					(1,096)
Balance at Feb. 29, 2012	49,868	48,276	(76,779)	126,964	(2,181)	1,592	21	251
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(56,134)	(57,518)	(57,518)			1,384
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	(241)	(241)			(241)
Exchange of Class A voting common stock for Class B non-voting common stock				(2)			(20)	22
Distribution to noncontrolling interest	(1,083)					(1,083)
Balance at Feb. 28, 2013	$ (7,590)	$ (9,483)	$ (134,297)	$ 126,962	$ (2,422)	$ 1,893	$ 1	$ 273